STOCK-BASED COMPENSATION	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
STOCK-BASED COMPENSATION
5.	STOCK-BASED COMPENSATION

The following table summarizes amounts charged (credited) to expense for stock-based compensation related to employee and director stock option grants and stock-based compensation recorded in connection with stock options granted to non-employee consultants:

	Three Months Ended March 31,
	2011	2010

Employee and director stock option grants:
Research and development	$49,298	$57,113
General and administrative	59,682	82,928
	108,980	140,041
Non-employee consultant stock option grants:
Research and development	(545)	(210,825)
General and administrative	(57)	(26,695)
	(602)	(237,520)

Total stock-based compensation	$108,378	$(97,479)

There were no stock option grants during the three months ended March 31, 2011 or 2010.

	Number of Shares Issuable Upon Exercise of Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contracted Term in Years	Aggregate Intrinsic Value
Outstanding at December 31, 2010	49,227	$100.61	6.9	$24,842
Outstanding at March 31, 2011	49,227	$100.61	6.6	12,421
Exercisable at March 31, 2011	40,348	$101.03	6.2	$12,421

The aggregate intrinsic value of options outstanding is calculated based on the positive difference between the closing market price of the Company’s common stock at the end of the respective period and the exercise price of the underlying options.  There were no options exercised during the three months ended March 31, 2011. Shares of common stock issued upon the exercise of options are from authorized but unissued shares.

As of March 31, 2011, there was approximately $538,000 of total unrecognized compensation cost related to unvested stock-based compensation arrangements.  Of this total amount, 64% and 36% are expected to be recognized during 2011 and 2012, respectively.  The Company expects 8,879 in unvested options to vest in the future.  The weighted-average grant-date fair value of vested and unvested options outstanding at March 31, 2011 was $62.75 and $68.07, respectively.

11.  STOCK-BASED COMPENSATION

Cellectar’s stock-based compensation plans prior to the Acquisition are summarized below:

2006 Unit Option Plan.  The 2006 Unit Option Plan (the “2006 Cellectar Plan”), as amended and restated, provided Cellectar the ability to grant to employees, directors, consultants, and other non-employees units of interest in Cellectar.  The maximum aggregate number of shares that were subject to grant under the 2006 Cellectar Plan was 1,012,200.

Cellectar granted 631,360 unit options under the 2006 Cellectar Plan and no additional grants will be made thereunder.  In connection with the Conversion described in Note 10, each issued and outstanding unexercised unit option outstanding immediately prior to the Conversion was converted into an option to acquire the same number of shares of Cellectar’s common stock.  A total of 606,889 and 691,248 options to purchase shares of Cellectar’s common stock were outstanding under the 2006 Cellectar Plan as of December 31, 2010 and 2009, respectively.  These options generally vested annually over four years and expire on the eighth anniversary of the grant date.  No options were granted under the 2006 Cellectar Plan during 2010 or 2009.  There have been no exercises of options issued under the 2006 Cellectar Plan.  On March 17, 2011, in contemplation of the Acquisition, Cellectar terminated the remaining options outstanding under the 2006 Cellectar Plan as of that date.

2008 Stock Incentive Plan.  The 2008 Stock Incentive Plan (the “2008 Plan”) provided Cellectar the ability to grant to employees, directors, consultants and other non-employees of Cellectar options to purchase common stock.  The maximum aggregate number of shares that were subject to grant under the 2008 Plan was 823,930.  Cellectar granted a total of 382,223 options under the 2008 Plan.  A total of 162,300 and 300,488 options to purchase shares of Cellectar’s common stock were outstanding as of December 31, 2010 and 2009, respectively.  These options generally vested annually over four years and expire on the tenth anniversary of the grant date.   During 2009, 90,929 options were granted under the 2008 Plan.  During 2010, no options were granted under the 2008 Plan. No options have been exercised.  On March 17, 2011, in contemplation of the Acquisition, Cellectar terminated the remaining options outstanding under the 2008 Plan as of that date.

As of December 31, 2010, an aggregate of 1,066,941 shares were available for grant under the 2006 Cellectar Plan and 2008 Plan.

Cellectar’s Board of Directors determined exercise prices and vesting periods on the date of grant, subject to the provisions of the 2006 Cellectar Plan and 2008 Plan.  Options have been granted at or above the estimated fair-market value of the common stock at the grant date. Options granted pursuant to the 2006 Cellectar Plan and 2008 Plan generally would have become fully vested in the event of a business combination whereby the options are not assumed or replaced by the surviving company, as defined.

In connection with the Acquisition, the Company assumed options to purchase 49,159 shares of common stock at exercise prices ranging from $1.53 to $1,072.53.

2006 Novelos Stock Option Plan.  Following the Acquisition, option grants to directors and employees will be made under the Novelos Therapeutics 2006 Stock Incentive Plan (the “Plan”).  On May 18, 2011, the Board of Directors of the Company approved certain amendments to the Plan to, among other things, increase the aggregate number of shares of the Company’s common stock reserved for issuance under the Plan (including any shares that have already been issued thereunder), to 7,000,000 and remove the 750,000 share annual individual limitation on grants under the Plan.  On June 30, 2011, the Company’s stockholders ratified those amendments.

A total of 7,000,000 shares of common stock are reserved for issuance under the Plan for grants of incentive or nonqualified stock options, rights to purchase restricted and unrestricted shares of common stock, stock appreciation rights and performance share grants.  A committee of the board of directors determines exercise prices, vesting periods and any performance requirements on the date of grant, subject to the provisions of the Plan.  Options are granted at or above the fair market value of the common stock at the grant date and expire on the tenth anniversary of the grant date.  Vesting periods are generally between one and four years.  Options granted pursuant to the Plan generally will become fully vested upon a termination event occurring within one year following a change in control, as defined.  A termination event is defined as either termination of employment or services other than for cause or constructive termination of employees or consultants resulting from a significant reduction in either the nature or scope of duties and responsibilities, a reduction in compensation or a required relocation.  As of September 30, 2011, there are an aggregate of 3,476,112 shares available for grant under the Plan.

Accounting for Stock-Based Compensation

Employee stock-based compensation is accounted for in accordance with the guidance of FASB ASC Topic 718, Compensation – Stock Compensation which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.  Non-employee stock-based compensation is accounted for in accordance with the guidance of FASB ASC Topic 505, Equity. As such, the Company recognizes expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered and deemed completed by such non-employees.

The following table summarizes amounts charged to expense for stock-based compensation related to employee and director stock option grants and stock-based compensation recorded in connection with stock options granted to non-employee consultants:
	Nine Months Ended September 30, (unaudited)		Year Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 through December 31,
	Consolidated 2011	2010	2010	2009	2010
Employee and director stock option grants:
Research and development	$121,393	$52,492	$61,791	$87,598	$298,386
General and administrative	349,781	278,694	291,549	414,401	1,577,303
	471,174	331,186	353,340	501,999	1,875,689
Non-employee consultant stock option grants:
Research and development	46,851	—	—	200	71,724
General and administrative	137,631	—	—	—	—
	184,482	—	—	200	71,724

Total stock-based compensation	$655,656	$331,186	$353,340	$502,199	$1,947,413

On July 14, 2010, the expiration date of vested options held by a former employee was extended until July 8, 2015.  The extension constituted a modification to the terms of the award and additional stock-based compensation was measured as the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.  Accordingly, incremental stock-based compensation expense of approximately $20,000 was recorded in connection with the modification.

The Company granted 3,496,400 stock options to employees and non-employees during the nine months ended September 30, 2011 under the Plan.  The Company issued options to purchase a total of 200,000 shares of common stock to non-employees outside of any formalized plan, but 100,000 were forfeited as a result of the cancellation and replacement as described below.  Exercise prices for all grants made in the during the nine months ended September 30, 2011 were equal to the market value of the Company’s common stock on the date of grant.

On May 18, 2011, the Company cancelled 100,000 options originally granted on April 25, 2011 with an exercise price of $3.00 per share and issued 100,000 replacement stock option awards with an exercise price of $1.40.  The cancellation and replacement constituted a modification to the terms of the award and additional stock-based compensation was measured as the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.  Accordingly, incremental stock-based compensation expense of $4,494 was recorded in connection with the modification.

Assumptions Used In Determining Fair Value

Valuation and amortization method. The fair value of each stock award is estimated on the grant date using the Black-Scholes option-pricing model.  The estimated fair value of employee stock options is amortized to expense using the straight-line method over the vesting period. The estimated fair value of the non-employee options is amortized to expense over the period during which a non-employee is required to provide services for the award (usually the vesting period).

Volatility. Cellectar estimated volatility based on a review of volatility estimates of publicly held drug development companies in a similar stage of development. Subsequent to the Acquisition, the Company estimates volatility based on an average of (1) the Company’s historical volatility since its common stock has been publicly traded and (2) review of volatility estimates of publicly held drug development companies with similar market capitalizations.

Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption.

Expected term . The expected term of stock options granted is based on an estimate of when options will be exercised in the future. The Company applied the simplified method of estimating the expected term of the options, as described in the SEC’s Staff Accounting Bulletins 107 and 110, as the Company has had a significant change in its business operations as result of the Acquisition and the historical experience is not indicative of the expected behavior in the future. The expected term, calculated under the simplified method, is applied to groups of stock options that have similar contractual terms. Using this method, the expected term is determined using the average of the vesting period and the contractual life of the stock options granted. The Company applied the simplified method to non-employees who have a truncation of term based on termination of service and utilizes the contractual life of the stock options granted for those non-employee grants which do not have a truncation of service.

Forfeitures.   Stock-based compensation expense is recorded only for those awards that are expected to vest.  FASB ASC Topic 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  The term “forfeitures” is distinct from “cancellations” or “expirations” and represents only the unvested portion of the surrendered option.  An annual forfeiture rate of 0% was applied to all unvested options as of December 31, 2010 as Cellectar had experienced very few forfeitures through 2009 and there was insufficient history to develop an accurate estimate of future forfeitures.  An annual forfeiture rate of 0% was applied to all unvested options as of September 30, 2011 as the historical experience of forfeitures is not representative of expected future forfeiture rates as a result of the significant changes in the business operations as a result of the Acquisition.  This analysis will be re-evaluated semi-annually and the forfeiture rate will be adjusted as necessary.  Ultimately, the actual expense recognized over the vesting period will be for only those shares that vest.

The following table summarizes weighted-average values and assumptions used for options granted to employees, directors and consultants in the periods indicated:

	Nine Months Ended September 30, 2011 (unaudited)	Year Ended December 31, 2009
Volatility	110%	85%
Risk-free interest rate	1.84% – 3.17%	1.72%-1.91%
Expected life (years)	5.5 – 6.25	6.25
Dividend	0%	0%
Weighted-average exercise price	$1.45	$0.76
Weighted-average grant-date fair value	$1.22	$0.55

There were no stock options granted in the nine months ended September 30, 2010 or the year ended December 31, 2010.

 Stock Option Activity

A summary of stock option activity under stock option plans is as follows:

	Number of Shares Issuable Upon Exercise of Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contracted Term in Years	Aggregate Intrinsic Value
Outstanding at November 7, 2002	—
Granted	922,654	$2.52
Forfeited	(12,653)	$3.04
Outstanding at January 1, 2009	910,001	$2.86
Granted	90,929	$0.76
Forfeited	(9,194)	$2.72
Outstanding at December 31, 2009	991,736	$2.68
Canceled	(222,547)	$2.63
Outstanding at December 31, 2010	769,189	$2.69
Canceled	(769,189)	$2.69
Options acquired in connection with a business combination	49,159	$100.52
Granted	3,696,400	$1.45
Canceled	(12,921)	$112.21
Forfeited	(100,000)	$3.00
Outstanding at September 30, 2011 (unaudited)	3,632,638	$2.35

Vested, December 31, 2010	743,450	$2.69	4.07	$—
Unvested, December 31, 2010	25,739	$2.62	5.08	$—
Exercisable at December 31, 2010	743,450	$2.69	4.07	$—
Vested, September 30, 2011 (unaudited)	332,685	$10.47	9.25	$—
Unvested, September 30, 2011 (unaudited)	3,299,953	$1.53	9.63	$—
Exercisable at September 30, 2011 (unaudited)	332,685	$10.47	9.25	$—

The aggregate intrinsic value of options outstanding is calculated based on the positive difference between the estimated per share fair value of Cellectar’s common stock at the end of the respective period and the exercise price of the underlying options. As of December 31, 2010, the estimated fair-market value of Cellectar’s common stock at the end of the periods shown was less than the exercise price of the underlying options, as such, the aggregate intrinsic value is $0.  As of September 30, 2011, the fair value of the Company’s common stock was less than the exercise price of the underlying options, as such, the aggregate intrinsic value was $0.  There have been no option exercises to date. Shares of common stock issued upon the exercise of options are from authorized but unissued shares.

The weighted-average grant-date fair value of options granted during the year ended December 31, 2009 and for the period November 2, 2002 to December 31, 2009 was $0.55 and $1.90, respectively.  There were no options granted during the year ended December 31, 2010.  The total fair value of shares vested during December 31, 2010 and 2009 and for the period November 2, 2007 (date of inception) to December 31, 2010 was $199,600, $185,600 and $2,050,000, respectively.   The weighted-average grant-date fair value of vested and unvested options outstanding at December 31, 2010 and 2009 was $2.01 and $1.91 and $1.85 and $1.88, respectively.

As of December 31, 2010, there was approximately $58,000 and $0 of total unrecognized compensation cost related to unvested stock-based compensation arrangements related to employees and non-employees, respectively.  Of the total unrecognized amount as of December 31, 2010, all was recognized in the nine months ended September 30, 2011.

On March 4, 2011, in contemplation of the Acquisition and in accordance with terms of the applicable option agreements, Cellectar accelerated the vesting on all outstanding and unvested options at that date and notified all option holders that any unexercised options as of March 17, 2011 would then be terminated.  On March 17, 2011, Cellectar terminated all outstanding options.  The remaining unamortized compensation expense of $58,000 was recorded related to the acceleration of outstanding options in the quarter ended March 31, 2011.  No additional compensation expense was recorded related to the acceleration of unvested shares as the acceleration did not represent a modification to the original terms of the options.

As of September 30, 2011, there was $2,728,294 of total unrecognized compensation cost related to unvested stock-based compensation arrangements.  Of this total amount, the Company expects to recognize $281,357, $1,125,400, $858,452, $387,397 and $75,688 during 2011, 2012, 2013, 2014 and 2015, respectively.  The Company expects 3,299,953 in unvested options to vest in the future.  The weighted-average grant-date fair value of vested and unvested options outstanding at September 30, 2011 was $1.44 and $1.17, respectively.

On October 6, 2011, the Company granted 70,000 options with an exercise price of $1.05, which was equal to the closing price of the Company’s common stock on the date of grant, to a non-employee in exchange for certain consulting services.  The grant-date fair value using the Black-Scholes option pricing model was $0.85 per share, or $59,500.

7.  STOCK-BASED COMPENSATION

The Company’s stock-based compensation plans are summarized below:

2000 Stock Option Plan.  As of December 31, 2010, there are options to purchase 291 shares of the Company’s common stock outstanding under a stock option plan established in August 2000 (the “2000 Plan”).  There will be no further grants made under the 2000 Plan. Options generally vested annually over three years and expire on the tenth anniversary of the grant date.  No options were granted or exercised under the 2000 Plan during 2009.  During 2010, options to purchase 65 shares of common stock under the 2000 Plan were exercised and options to purchase 9 shares of common stock were canceled.

2006 Stock Incentive Plan. On May 1, 2006, the Company’s board of directors adopted, and on July 21, 2006 the Company’s stockholders approved, the 2006 Stock Incentive Plan (the “2006 Plan”). A total of 65,359 shares of common stock are reserved for issuance under the 2006 Plan for grants of incentive or nonqualified stock options, rights to purchase restricted and unrestricted shares of common stock, stock appreciation rights and performance share grants. A committee of the board of directors determines exercise prices, vesting periods and any performance requirements on the date of grant, subject to the provisions of the 2006 Plan. Options are granted at or above the fair market value of the common stock at the grant date and expire on the tenth anniversary of the grant date. Vesting periods are generally two to three years. In the year ended December 31, 2009, stock options for the purchase of 12,679 shares of common stock were granted under the 2006 Plan. During the year ended December 31, 2010, options to purchase 1,438 shares of common stock were exercised and options to purchase 3,921 shares of common stock were canceled. As of December 31, 2010 and December 31, 2009, 25,555 and 21,503 shares remain available for grant under the 2006 Plan. Options granted pursuant to the 2006 Plan generally will become fully vested upon a termination event occurring within one year following a change in control, as defined. A termination event is defined as either termination of employment or services other than for cause or constructive termination of employees or consultants resulting from a significant reduction in either the nature or scope of duties and responsibilities, a reduction in compensation or a required relocation.

Other Stock Option Activity.   During 2005 and 2004, the Company issued options to purchase a total of 17,345 shares of common stock to employees, directors and consultants outside of any formalized plan.  These options are exercisable within a ten-year period from the date of grant, and vest at various intervals with all options being fully vested within two to three years of the grant date.  The options are not transferable except by will or domestic relations order.  The option price per share is not less than the fair market value of the shares on the date of the grant.  During the year ended December 31, 2010, options to purchase 4,488 shares of common stock were exercised and options to purchase 980 shares of common stock were canceled.

Accounting for Stock-Based Compensation

The Company accounts for employee stock-based compensation in accordance with the guidance of FASB ASC Topic 718, Compensation – Stock Compensation which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.  The Company accounts for non-employee stock-based compensation in accordance with the guidance of FASB ASC Topic 505, Equity which requires that companies recognize compensation expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered by such non-employees.

The following table summarizes amounts charged to expense for stock-based compensation related to employee and director stock option grants and stock-based compensation recorded in connection with stock options and restricted stock awards granted to non-employee consultants:

	Year Ended December 31,
	2010	2009

Employee and director stock option grants:
Research and development	$230,101	$148,030
General and administrative	356,220	289,036
	586,321	437,066
Non-employee consultant stock option grants and restricted stock awards:
Research and development	(220,969)	328,614
General and administrative	(28,054)	98,657
	(249,023)	427,271

Total stock-based compensation	$337,298	$864,337

On December 31, 2009, the expiration of options held by a former employee was extended until January 31, 2010 and incremental stock-based compensation expense for non-employees of $15,000 was recorded in connection with the one-month extension.

In January 2009, the Company modified the terms of options to purchase 261 shares of common stock held by two employees to vest all unvested options and to extend the expiration dates of the options.  The modification was made in connection with the termination of the two employees to reduce costs.  During the year ended December 31, 2009, incremental stock-based compensation expense of $8,000 was recorded in connection with the modification of the option terms.

Determining Fair Value

Valuation and amortization method. The fair value of each stock award is estimated on the grant date using the Black-Scholes option-pricing model.  The estimated fair value of employee stock options is amortized to expense using the straight-line method over the vesting period.

Volatility. The Company estimates volatility based on an average of (1) the Company’s historical volatility since its common stock has been publicly traded and (2) review of volatility estimates of publicly held drug development companies with similar market capitalizations.

Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption.

Expected term. The expected term of stock options granted is based on the Company’s estimate of when options will be exercised in the future as there have been limited stock option exercises to date.  The expected term is generally applied to one group as a whole as the Company does not expect substantially different exercise or post-vesting termination behavior within its population of option holders.

Forfeitures.   The Company records stock-based compensation expense only for those awards that are expected to vest.  FASB ASC Topic 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  The term “forfeitures” is distinct from “cancellations” or “expirations” and represents only the unvested portion of the surrendered option.  The Company has applied an annual forfeiture rate of 0% to all unvested options as of December 31, 2010 as the Company has experienced very few forfeitures to date and believes that there is insufficient history to develop an accurate estimate of future forfeitures.  This analysis will be re-evaluated semi-annually and the forfeiture rate will be adjusted as necessary.  Ultimately, the actual expense recognized over the vesting period will be for only those shares that vest.

The following table summarizes weighted average values and assumptions used for options granted to employees, directors and consultants in the periods indicated:

Year Ended December 31, 2009

Volatility	90%
Weighted-average volatility	90%
Risk-free interest rate	2.12%
Expected life (years)	5
Dividend	0%
Weighted-average exercise price	$0.75
Weighted-average grant-date fair value	$0.53

There were no stock option grants during the year ended December 31, 2010.

Stock Option Activity

A summary of stock option activity under the 2000 Plan, the 2006 Plan and outside of any formalized plan is as follows:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contracted Term in Years	Aggregate Intrinsic Value
Outstanding at January 1, 2009	47,580	$91.80	7.9	$989,718
Options granted	12,679	$114.75
Outstanding at December 31, 2009	60,259	$96.39	7.5	$17,650,255
Options exercised	(5,991)	$26.01		$663,600
Options canceled	(5,042)	$139.23		$0
Outstanding at December 31, 2010	49,226	$100.98	6.9	$24,842
Exercisable at December 31, 2010	39,270	$100.98	6.4	$24,842

The aggregate intrinsic value of options outstanding is calculated based on the positive difference between the closing market price of the Company’s common stock at the end of the respective period and the exercise price of the underlying options.  During the year ended December 31, 2010, the total intrinsic value of options exercised was $663,000 and the total amount of cash received from exercise of these options was $158,600.  Shares of common stock issued upon the exercise of options are from authorized but unissued shares.

As of December 31, 2010, there was approximately $647,000 of total unrecognized compensation cost related to unvested stock-based compensation arrangements.  Of this total amount, 70% and 30% are expected to be recognized during 2011 and 2012, respectively.  The Company expects 9,956 in unvested options to vest in the future.  The weighted-average grant-date fair value of vested and unvested options outstanding at December 31, 2010 was $62.73 and $68.85, respectively.